Leases - Lease of Low-value assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Interest expenses attributable to lease liabilities	kr 2,744	kr 1,604	kr 590
Expenses attributable to short-term lease	6	0	633
Expenses attributable to leasing agreements with low value	225	214	146
Expenses attributable to variable lease payments that are not included in lease liabilities	1,726	303	446
Expenses attributable to lease depreciation	12,360	10,807	5,711
Total expensed during the year	17,061	12,928	7,526
This year's lease payments in the Group	kr 16,784	kr 13,231	kr 6,659